Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 10. Commitments and Contingencies

a. Commitments

The Company leases certain of its facilities under non-cancellable operating leases, which expire through 2023.

Future minimum annual lease payments under all non-cancelable operating leases with an initial term in excess of one year as of December 31, 2016 are as follows:

Minimum future
operating lease payments
Year ending December 31,	(U.S. $ in thousands)
2017	$8,960
2018	7,589
2019	4,791
2020	4,127
2021	2,990
Thereafter	2,886
31,343

Rent expense for the years ended December 31, 2016, 2015 and 2014 was approximately $14.0 million, $14.3 million and $10.7 million, respectively.

As described in note 2, in December 2016, the Company borrowed $26 million under a secured loan agreement in connection with its new facility in Israel. Future annual principal payments under the Bank Loan debt as of December 31, 2016 are as follows:

Loan pricipal amount
Year ending December 31,	(U.S. $ in thousands)
2017	$3,714
2018	3,714
2019	3,714
2020	3,714
2021	3,714
Thereafter	7,430
26,000

b. Contingencies

Claims Related to Company Equity

On March 4, 2013, five current or former minority shareholders (two of whom were former directors) of the Company filed two lawsuits against the Company in an Israeli central district court. The lawsuits demanded that the Company amend its capitalization table such that certain share issuances prior to the Stratasys-Objet merger to certain of Objet’s shareholders named as defendants would be cancelled, with a consequent issuance of additional shares to the plaintiffs to account for the subsequent dilution to which they have been subject. The lawsuits also named as defendants Elchanan Jaglom, Chairman of the Company’s board of directors, in one of the lawsuits, Ilan Levin, the Company’s Chief Executive Officer and director, various shareholders of the Company who were also shareholders of Objet, and David Reis, a director.

The lawsuits alleged in particular that a series of investments in Objet during 2002 and 2007 was effected at a price per share that was below fair market value, thereby illegally diluting those shareholders that did not participate in the investments. The plaintiffs also alleged that a portion of the amount invested in those transactions was actually invested by an investor who was already a shareholder of Objet and allegedly acting in concert with Mr. Jaglom, and that the interest of these two shareholders in these transactions was not properly disclosed to the minority shareholders at the time. The lawsuits furthermore claimed that the Company effectively engaged in backdating the issuance of certain shares, in that shares that Objet reported as having been issued in 2006 and 2007 were actually issued at a subsequent date—as late as 2009. The Company filed its statements of defense in May 2013 denying the plaintiffs’ claims. In 2015, the court dismissed the lawsuit of one of the former directors due to lack of cause. In February 2017, the parties reached an agreement pursuant to which all claims were settled at no material cost to the Company. Notice of the settlement was provided to the court with a motion for the dismissal of the suits.

Securities Law Class Actions

On February 5, 2015, a lawsuit styled as a class action was commenced in the United States District Court for the District of Minnesota, naming the Company and certain of the Company’s officers as defendants. Similar actions were filed on February 9 and 20, 2015 in the Southern District of New York and the Eastern District of New York, respectively. The lawsuits allege violations of the Securities Exchange Act of 1934 in connection with allegedly false and misleading statements concerning the Company’s business and prospects. The plaintiffs seek damages and awards of reasonable costs and expenses, including attorneys’ fees.

On April 15, 2015, the cases were consolidated for all purposes, and on April 24, 2015, the Court entered an order appointing lead plaintiffs and approving their selection of lead counsel for the putative class. On July 1, 2015, lead plaintiffs filed their consolidated complaint. On August 31, 2015, the defendants moved to dismiss the consolidated complaint for failure to state a claim. The Court heard the motion on December 11, 2015. On June 30, 2016, the Court granted defendants’ motion to dismiss with prejudice and entered judgment in favor of defendants. On July 29, 2016, lead plaintiffs filed a notice of appeal to the United States Court of Appeals for the Eighth Circuit from the Court’s judgment. On September 22, 2016, lead plaintiffs filed the opening initial brief in support of their appeal. On October 24, 2016, defendants filed their answering brief to the appeal. On November 18, 2016, lead plaintiffs filed their reply brief in support of the appeal. Oral arguments for appeal are scheduled for March 9, 2017.

The Company is a party to various other legal proceedings, the outcome of which, in the opinion of management, will not have a significant adverse effect on the financial position or profitability of the Company.